CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 476,270	$ 144,729
Restricted cash		9,144	9,538
Cryptocurrencies		77,537	15,371
Trade receivables		9,627	17,277
Amounts due from a related party		15,512	187
Prepayments and other assets		291,929	71,876
Inventories		64,888	346
Financial assets at fair value through profit or loss		4,540	1,000
Total current assets		949,447	260,324
Non-current assets
Restricted cash		8,212	0
Prepayments and other assets		18,244	25,211
Financial assets at fair value through profit or loss		37,981	36,775
Mining rigs		67,324	63,477
Right-of-use assets		69,273	58,626
Property, plant and equipment		251,377	154,860
Investment properties		30,723	34,346
Intangible assets		83,235	4,777
Goodwill		35,818	0
Deferred tax assets		6,220	991
Total non-current assets		608,407	379,063
TOTAL ASSETS		1,557,854	639,387
Current liabilities
Trade payables		31,471	32,484
Other payables and accruals		40,617	30,495
Amounts due to a related party		8,747	33
Income tax payables		2,729	3,367
Derivative liabilities		763,939	0
Deferred revenue		39,029	49,512
Borrowings		208,127	0
Lease liabilities		5,460	5,288
Total current liabilities		1,100,119	121,179
Non-current liabilities
Other payables and accruals		1,650	1,656
Deferred revenue		90,200	94,825
Borrowings		0	22,618
Lease liabilities		72,673	64,923
Deferred tax liabilities		16,614	1,620
Total non-current liabilities		181,137	185,642
TOTAL LIABILITIES		1,281,256	306,821
NET ASSETS		276,598	332,566
EQUITY
Share capital	[1]
Treasury equity		(160,926)	(2,604)
Accumulated deficit		(649,004)	(49,853)
Reserves		1,086,528	385,023
TOTAL EQUITY		$ 276,598	$ 332,566

[1]	Amount less than US$1,000